Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2018
Basic earnings per share [abstract]
Summary of Earnings Per Ordinary Share
30 Earnings per ordinary share

Earnings per ordinary share
				Weighted average number of ordinary shares outstanding
	Amount			during the period			Per ordinary share
	(in EUR million)			(in millions)			(in EUR)
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Basic earnings	4,761	5,464	4,975	3,888.9	3,882.8	3,875.0	1.22	1.41	1.28
Basic earnings from discontinuedoperations			441						0.11
Basic earnings from continuingoperations	4,761	5,464	4,534				1.22	1.41	1.17

Effect of dilutive instruments:
Stock option and share plans				1.5	2.8	3.5
				1.5	2.8	3.5

Diluted earnings	4,761	5,464	4,975	3,890.4	3,885.6	3,878.5	1.22	1.41	1.28
Diluted earnings from discontinuedoperations			441						0.11
Diluted earnings from continuingoperations	4,761	5,464	4,534				1.22	1.41	1.17